Summary of Significant Accounting Policies - Schedule of Deferred Contract Acquisition Costs (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Jan. 31, 2021	Jan. 31, 2020
Deferred Costs [Abstract]
Balance	$ 5,534	$ 3,832	$ 3,832	$ 2,189
Capitalization of deferred contract acquisition costs			2,908	2,318
Amortization of deferred contract acquisition costs	$ (399)	$ (253)	(1,206)	(675)
Balance			$ 5,534	$ 3,832